Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ (77,837)	$ (132,873)	$ (68,914)
Prepaid expenses and other assets	(2,386)	19,741	(8,225)
Accounts payable	(10,877)	18,408	12,216
Accrued and other liabilities	155,284	(20,485)	(19,424)
Changes in operating assets and liabilities	$ 64,184	$ (115,209)	$ (84,347)